Other liabilities	12 Months Ended
Dec. 31, 2019
Other liabilities
Other liabilities

12     Other liabilities

	Knight
	royalty	Contingent	Deferred
	payable	consideration	rent	Total
	$	$	$	$

As at January 1, 2018	96,894	1,734,050	284,947	2,115,891
Additions	—	—	7,108	7,108
Amounts paid	(13,919)	(153,056)	—	(166,975)
Change in fair value (note 17)	—	(325,253)	—	(325,253)
Accretion recovery (note 17)	(63,322)	—	—	(63,322)
As at December 31, 2018	19,653	1,255,741	292,055	1,567,449
Change in accounting policy for IFRS 16 (note 2)	—	—	(292,055)	(292,055)
Restated balance as at January 1, 2019	19,653	1,255,741	—	1,275,394
Amounts paid	(16,203)	(102,786)	—	(118,989)
Change in fair value	—	(866,097)	—	(866,097)
Accretion recovery (note 17)	(3,450)	—	—	(3,450)
As at December 31, 2019	—	286,858	—	286,858
Less: Current portion	—	286,858	—	286,858
Long-term portion	—	—	—	—

Knight royalty payable

As part of the Knight Loan, Knight was granted a royalty of 0.5% on net sales resulting from global sales of the Company’s products until May 20, 2019.

Contingent consideration

On July 31, 2017, the Company entered into an Asset and Share Purchase Agreement (the agreement) to acquire all of the issued and outstanding shares and certain assets of Royal Philips’ (Philips) Sonalleve MR-HIFU business (Sonalleve). The agreement includes certain contingent consideration payments payable monthly in euro tied to future revenue levels of the Sonalleve business summarized as follows:

•	5% of revenue between the date of acquisition and December 31, 2017;
•	6% of revenue during the year ending December 31, 2018;
•	7% of revenue during the years ending December 31, 2019 and 2020; and
•

if total revenues are in excess of a defined amount from the date of acquisition to December 31, 2020, then the Company will be required to pay 7% of revenue from the date of acquisition to December 31, 2019.

The contingent consideration is classified as a Level 3 financial liability within the fair value hierarchy given its fair value is estimated using the discounted value of estimated future payments. The key assumptions in valuing the contingent consideration include: estimated projected net sales; the likelihood of certain levels being reached; and a discount rate of 15%.

Deferred rent

The deferred rent obligation was related to the Company’s straight-line rent accrual for its current premises. This amount was transferred as part of the adoption of IFRS 16 (note 2).